Condensed consolidated interim statements of financial position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 288,800,000	$ 517,900,000
Accounts receivable	900,000	4,300,000
Other receivables	5,000,000.0	10,000,000.0
Prepayment and deposits	103,500,000	95,200,000
Inventories	2,500,000	8,300,000
Current assets	400,700,000	635,700,000
Non-current assets
Plant and equipment	392,400,000	210,400,000
Right-of-use assets	56,700,000	50,800,000
Other assets	9,100,000	4,200,000
Non-current assets	458,200,000	265,400,000
Total assets	858,900,000	901,100,000
Current liabilities
Accounts payable and accrued liabilities	77,900,000	75,900,000
Lease liabilities	5,500,000	5,600,000
Current liabilities	83,400,000	81,500,000
Non-current liabilities
Lease liabilities	53,000,000.0	48,300,000
Deferred revenue	5,400,000	0
Convertible debt	284,200,000	272,900,000
Restoration provisions	2,700,000	400,000
Non-current liabilities	345,300,000	321,600,000
Total liabilities	428,700,000	403,100,000
Equity
Share capital	776,800,000	772,400,000
Other reserves	21,200,000	18,700,000
Accumulated deficit	(367,500,000)	(293,000,000.0)
Accumulated other comprehensive loss	(300,000)	(300,000)
Equity attributable to the Shareholders of Li-Cycle Holdings Corp.	430,200,000	497,800,000
Non-controlling interest	0	200,000
Total equity	430,200,000	498,000,000.0
Total liabilities and equity	$ 858,900,000	$ 901,100,000